CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows used in operating activities
Net loss for the period	$ (1,135,145)	$ (295,501)	$ (1,698,819)	$ (795,010)
Items not affecting cash:
Current income tax expense	0	0	150	150
Depreciation	1,145	694	1,695	1,389
Interest and finance income	(15,936)	(45,569)	(38,693)	(95,845)
Share-based compensation	5,985	40,171	18,763	180,368
Unrealized fair value loss (gain) on marketable securities	6,634	(5,356)	10,206	(1,332)
Unrealized foreign exchange loss (gain)	1,155	(1,305)	1,514	(1,344)
Write-off of E&E assets	769,936	0	770,774	770
Changes in non-cash working capital items:
Receivables and other	(159,381)	(135,637)	(122,079)	(72,065)
Accounts payable and accrued liabilities	(49,529)	(39,398)	(22,109)	(26,142)
Income taxes paid	0	0	(150)	(150)
Net cash used in operating activities	(575,136)	(481,901)	(1,078,748)	(809,211)
Cash flows generated by investing activities
Expenditures on E&E assets	(131,504)	(120,571)	(201,323)	(324,790)
Interest received	23,083	82,589	40,508	97,007
Purchase of property and equipment	(7,145)	0	(7,145)	0
Purchase of short-term investments	(850,000)	(2,250,000)	(850,000)	(2,250,000)
Redemption of short-term investments	1,150,000	2,600,000	1,900,000	3,350,000
Net cash generated by investing activities	184,434	312,018	882,040	872,217
Increase (decrease) in cash and cash equivalents for the period	(390,702)	(169,883)	(196,708)	63,006
Cash and cash equivalents, beginning of period		765,529	573,159	381,899
Effect of foreign exchange rate changes on cash and cash equivalents	(1,747)	3,756	(3,371)	3,860
Cash and cash equivalents, end of period	$ 373,080	$ 448,765	$ 373,080	$ 448,765